Pension and Postretirement Benefit Plans (Narratives) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation, high end of range	6.00%
Company match of eligible compensation, percent for employees hired on or after January 1, 2009	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Expenses related to defined contribution plans	$ 136	$ 124	$ 109
U.S. Defined Contribution Plan | Maximum
Schedule Of Defined Contribution Plans Disclosures
Employer match of employee contributions, pre January 1, 2009	75.00%
U.S. Defined Contribution Plan | Minimum
Schedule Of Defined Contribution Plans Disclosures
Employer match of employee contributions, pre January 1, 2009	60.00%
Foreign Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 71	$ 58	$ 54